Insurance Contracts - Summary of Underlying Items of Insurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 5,744,056	₩ 5,720,744
Cash and cash equivalents
Various Types of Insurance [Line Items]
Underlying items held by the Group	137,021	209,187
Equity securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	853,971	1,019,502
Debt securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	2,583,976	2,121,367
Beneficiary certificates
Various Types of Insurance [Line Items]
Underlying items held by the Group	1,749,807	1,833,608
Other securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	276,907	446,193
Loans
Various Types of Insurance [Line Items]
Underlying items held by the Group	94,300	57,400
Others
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 48,074	₩ 33,487